restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2023
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring [1] (b)		Other (c)		Total
Periods ended June 30 (millions)	2023	2022	2023	2022	2023	2022
THREE-MONTH
Goods and services purchased	$9	$11	$4	$5	$13	$16
Employee benefits expense	95	13	7	—	102	13
	$104	$24	$11	$5	$115	$29
SIX-MONTH
Goods and services purchased	$51	$37	$6	$8	$57	$45
Employee benefits expense	143	23	74	—	217	23
	$194	$60	$80	$8	$274	$68

1	For the three-month and six-month periods ended June 30, 2023, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $NIL (2022 – $NIL) and $52 (2022 – $1), respectively, which are included in depreciation.